Stock-based compensation - Common stock warrants (Details) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance (in usd per share)	$ 0.81
Balance (in usd per share)	$ 1.64	$ 0.81
Balance (in shares)	16,336,134
Balance (in shares)	16,688,769	16,336,134
D-Wave Systems Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance (in usd per share)	$ 0.81	$ 0.81
Balance (in usd per share)		$ 0.81	$ 0.81
Balance (in shares)	16,336,134	12,654,807
Balance (in shares)		16,336,134	12,654,807
Common Stock Warrants [Member] | D-Wave Systems Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance (in usd per share)	$ 1.75		$ 1.75
Balance (in usd per share)		$ 1.75
Balance (in shares)	617,972	617,972
Balance (in shares)		617,972	617,972
Preferred Stock Warrants [Member] | D-Wave Systems Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance (in usd per share)	$ 1.92		$ 1.92
Balance (in usd per share)		$ 1.92
Balance (in shares)	3,247,637	3,247,637
Balance (in shares)		3,247,637	3,247,637